Subsequent Events (Details Narrative)					1 Months Ended				6 Months Ended		12 Months Ended
	Jul. 22, 2020 USD ($)	Jun. 23, 2020 USD ($) shares	Jun. 17, 2020 shares	Apr. 03, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	May 31, 2020 USD ($) shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 shares	Mar. 31, 2019	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jul. 31, 2020 CNY (¥)	Jul. 30, 2020 USD ($)	Jul. 22, 2020 CNY (¥)	Jun. 02, 2020 USD ($)	Jun. 02, 2020 CNY (¥)	May 22, 2020 USD ($)	May 22, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Dec. 11, 2019 shares
Reverse split									1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split	1-for-3 shares reverse split
Ordinary shares, shares issued | shares									5,166,667		5,166,667	5,166,667										15,500,000
Ordinary shares, shares outstanding | shares									5,166,667		5,166,667	5,166,667
Repayments of loan											$ 101,793	$ 286,418
Subsequent Event [Member]
Reverse split			1-for-3 shares
Number of ordinary shares issued | shares			10,333,333
Ordinary shares, shares issued | shares			5,166,667
Ordinary shares, shares outstanding | shares			5,166,667
Subsequent Event [Member] | Three Unrelated Parties [Member]
Number of shares issued for service | shares			633,333
Subsequent Event [Member] | Consultants [Member] | Consulting Service Agreements [Member]
Number of shares issued for service | shares		633,333				633,333	633,333
Number of shares issued for service, value		$ 633,333				$ 633,333	$ 633,333
Subsequent Event [Member] | Previously Issued to Existing Shareholders [Member]
Number of ordinary shares issued | shares			15,500,000
Subsequent Event [Member] | PRC Banks [Member]
Line of credit					$ 6,700,000			$ 6,700,000
Subsequent Event [Member] | PRC Banks [Member] | RMB [Member]
Line of credit | ¥													¥ 48,000,000							¥ 48,000,000
Subsequent Event [Member] | Huaxia Bank [Member]
Line of credit				$ 2,100,000
Loans payable					$ 2,100,000			$ 2,100,000
Debt instrument, term					3 years			3 years
Short term loans				700,000
Subsequent Event [Member] | Huaxia Bank [Member] | 9% [Member]
Loans payable				$ 400,000
Debt maturity date, description				As working capital for one year.
Interest rate				9.00%																	9.00%
Subsequent Event [Member] | Huaxia Bank [Member] | 6.6% [Member]
Loans payable				$ 1,700,000
Debt maturity date, description				As working capital for three years.
Interest rate				6.60%																	6.60%
Subsequent Event [Member] | Huaxia Bank [Member] | Before April 2023 [Member]
Line of credit				$ 1,400,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member]
Line of credit | ¥																					¥ 15,000,000
Short term loans | ¥																					5,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | 9% [Member]
Loans payable | ¥																					3,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | 6.6% [Member]
Loans payable | ¥																					12,000,000
Subsequent Event [Member] | Huaxia Bank [Member] | RMB [Member] | Before April 2023 [Member]
Line of credit | ¥																					¥ 10,000,000
Subsequent Event [Member] | Bohai Bank [Member]
Line of credit																		$ 1,800,000
Loans payable					$ 1,800,000			$ 1,800,000
Debt instrument, term					1 year			1 year
Short term loans					$ 400,000
Subsequent Event [Member] | Bohai Bank [Member] | Before May 2021 [Member]
Short term loans					1,400,000
Subsequent Event [Member] | Bohai Bank [Member] | RMB [Member]
Line of credit | ¥																			¥ 13,000,000
Short term loans | ¥													3,000,000						¥ 3,000,000
Subsequent Event [Member] | Bohai Bank [Member] | RMB [Member] | Before May 2021 [Member]
Short term loans | ¥													¥ 10,000,000
Subsequent Event [Member] | Bank of China [Member]
Line of credit																$ 2,500,000
Loans payable					$ 2,500,000			$ 2,500,000
Debt instrument, term					1 year			1 year
Subsequent Event [Member] | Bank of China [Member] | RMB [Member]
Line of credit | ¥																	¥ 18,000,000
Subsequent Event [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member]
Line of credit	$ 300,000
Loans payable					$ 300,000			$ 300,000
Debt instrument, term					6 months			6 months
Interest rate	17.00%														17.00%
Debt instrument, maturity date	Jan. 21, 2021
Subsequent Event [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member] | RMB [Member]
Line of credit | ¥															¥ 2,000,000
Loans payable														$ 2,000,000						¥ 2,000,000